DEAR FELLOW SHAREHOLDERS:

  PERFORMANCE REVIEW: During the third quarter of 1996, the market price of your Fund on the New York Stock Exchange fluctuated between 8 7/8 and 8 1/2 per share, a narrow range as compared with the much greater volatility exhibited by the Dow Jones Utilities Index and the Lehman Brothers Utility Bond Index. In addition to less volatility, the total return for your Fund in 1996's third quarter of a positive 0.7% based on the NYSE market prices was greater than the negative total returns of the Dow Jones Utilities Index and the Lehman Brothers Utility Bond Index. Also, and unlike most closed-end funds, the Duff & Phelps Utilities Income Fund continued to trade at a premium to its net asset value throughout the quarter, averaging approximately 8.1%.

  The total returns for the Fund's shareholders shown in the chart below are net of expenses and assume that all distributions were reinvested in accordance with the terms of the Fund's dividend reinvestment plan.

                           TOTAL RETURN PERFORMANCE
                     FOR PERIODS ENDED SEPTEMBER 30, 1996

                             [CHART APPEARS HERE]

         Nine Months                                     Five Years
DNP Market Price                               DNP Market Price
  Total Return      Composite**                  Total Return*     Composite**
----------------    -----------                ----------------    -----------
      2.2%             0.2%                          44.2%            43.1%

--------
   *Total return of a Fund shareholder in the Fund's Automatic Dividend
    Reinvestment Plan who exercised his/her rights during the 1992 and 1994 Rights Offerings.
  **Weighted average of Dow Jones Utilities Index and Lehman Brothers Utility
    Bond Index.

  MARKET ENVIRONMENT: The transition to greater competition continues to be the foremost concern of the utility industry and its investors. Utilities are attempting to "reinvent" or restructure themselves to meet the new world of competition by engaging in mergers, acquisitions, sales of assets, and installing systems for improved operating efficiencies of physical plant and employee productivity. The restructuring process is evolving on a company specific basis, with each utility seeking to maximize its own unique characteristics and strengths.

  The merger and acquisition strategy is being employed with increasing frequency by many electric utilities. A typical scenario might be two companies promoting a "win-win" situation for both customers and shareholders. The new company is likely to benefit from economies of scale, with potential cost savings emanating from increased operating efficiencies and the elimination of duplicate activities being shared with both customers and shareholders. While mergers that provide efficiencies and benefits as described above seem to make good business sense, regulatory approval is required. Regulatory bodies likely to be involved include Federal Energy Regulatory Commission, Securities and Exchange Commission, Nuclear Regulatory Commission, and of course state commissions. In this respect, the timing of all necessary approvals is generally very uncertain.

  One specific type of business combination--an electric utility and a gas company--has been getting special attention recently. The bell weather transaction was the proposed acquisition of Portland General Electric by Enron. Such transactions make sense because gas companies have developed sophisticated marketing, trading, and risk management skills after gas deregulation. Electric companies have generally been sheltered from developing these skills in their historically highly regulated environment. Further, gas companies offer to electric companies the possibility of growth from the gas business and a diversified and secure source of energy.

  Both the credit worthiness of utility bonds and the valuation of utility stocks will be affected by the manner in which business combinations and other strategies to compete are conducted. Your Fund managers see utility industry challenges as opportunities. The industry as a whole is not in decline--modern economies require increasing electricity usage to function. Considering the essential nature of providing electric service, it is highly likely someone will always be able to make money generating and selling electricity and pay interest and dividends for the use of capital to do so. The opportunities and challenges are to select those utility companies that will be more successful and avoid those utility companies that will be less successful. We expect our experience, research, and patience to pay off for investors.

  QUARTERLY BOARD MEETING: As noted in the Fund's second quarter report, the Board of Directors in July 1996 declared monthly dividends as shown in the table below. At the October 31, 1996 Board meeting your Directors declared a monthly dividend of six cents per share payable December 10, 1996 to holders of record November 29, 1996.

DIVIDEND PER SHARE       RECORD DATE           PAYMENT DATE           DECLARATION DATE
------------------       -----------           ------------           ----------------
     6 cents               7-31-96                8-12-96                  7-10-96
     6 cents               8-30-96                9-10-96                  7-10-96
     6 cents               9-30-96               10-10-96                  7-10-96
     6 cents              10-31-96               11-12-96                  7-10-96
     6 cents              11-29-96               12-10-96                 10-31-96


/s/ Claire V. Hansen                             /s/ Calvin J. Pedersen
Claire V. Hansen, CFA                            Calvin J. Pedersen
Chairman                                         President and Chief Executive
                                                 Officer

                      DUFF & PHELPS UTILITIES INCOME INC.
                            STATEMENT OF NET ASSETS
                                  (UNAUDITED)
                               SEPTEMBER 30, 1996

COMMON STOCKS--68.7%

                                                                      MARKET
                                                                      VALUE
 SHARES      COMPANY                                                 (NOTE 1)
 ------      -------                                              --------------
             . ELECTRIC--45.5%
   1,624,700 Baltimore Gas & Electric Co. ......................  $   42,445,288
   1,818,600 Boston Edison Co...................................      40,236,525
   2,017,900 Carolina Power & Light Co..........................      69,617,550
   1,036,000 Central and South West Corp........................      26,936,000
   1,635,000 CINergy Corp.......................................      50,480,625
     705,000 CIPSCO Inc.........................................      25,115,625
   1,352,700 CMS Energy Corp....................................      40,750,088
   1,265,000 DQE Incorporated...................................      35,261,875
     215,500 DTE Energy Co......................................       6,034,000
     780,000 Duke Power Co......................................      36,367,500
   1,025,900 Eastern Utilities Associates.......................      17,312,062
     550,000 Edison International...............................       9,831,250
     560,000 Empresa National De Electricidad ADR...............      33,250,000
   1,447,800 FPL Group Inc......................................      62,617,350
   2,050,000 GPU Inc............................................      63,037,500
   1,865,400 Illinova Corp......................................      49,433,100
   1,600,800 IPALCO Enterprises Inc.............................      42,021,000
   1,141,800 LG&E Energy Corp...................................      25,405,050
     665,600 National Power PLC ADR.............................      16,556,800
   1,278,300 NIPSCO Industries Inc..............................      45,699,225
     997,400 Ohio Edison Co.....................................      19,324,625
   1,600,000 PECO Energy Co.....................................      38,000,000
     302,000 Powergen PLC ADR...................................       9,324,250
   3,341,700 Southern Co........................................      75,605,963
   1,235,000 TECO Energy Inc....................................      29,331,250
     750,000 Texas Utilities Co.................................      29,718,750
                                                                  --------------
                                                                     939,713,251
             . GAS--1.9%
     661,600 Brooklyn Union Gas Co..............................      18,442,100
     225,000 CMS Energy Corp. Class G...........................       3,937,500
     444,700 NICOR Inc..........................................      15,008,625
     100,000 Washington Gas Light Co............................       2,200,000
                                                                  --------------
                                                                      39,588,225

     The accompanying note is an integral part of the financial statements.

                      DUFF & PHELPS UTILITIES INCOME INC.
                      STATEMENT OF NET ASSETS--(CONTINUED)
                                  (UNAUDITED)
                               SEPTEMBER 30, 1996

                                                                      MARKET
                                                                       VALUE
 SHARES      COMPANY                                                 (NOTE 1)
 ------      -------                                               -------------
             . TELECOMMUNICATION--13.6%
   1,143,100 Ameritech Corp.....................................      60,155,637
     565,000 Bellsouth Corp.....................................      20,905,000
     789,100 Frontier Corp......................................      21,009,788
     558,200 Nynex Corp.........................................      24,281,700
     150,000 Portugal Telecom SA ADS............................       3,862,500
     200,000 Royal PTT Nederland ADS............................       6,900,000
   1,318,615 SBC Communications Inc.............................      63,458,347
     664,400 Telefonica De Espana ADS...........................      36,957,250
     575,000 Sprint Corp........................................      22,353,125
     200,000 Telecommunicacoes Brasileiras SA ADR...............      15,700,000
     200,000 Telefonica De Argentina ADR........................       4,975,000
                                                                   -------------
                                                                     280,558,347
             . NON-UTILITY--7.7%
     253,800 CBL & Associates Properties Inc....................       5,837,400
     200,000 Centerpoint Properties Corporation.................       5,375,000
     120,000 Chelsea GCA Realty Inc.............................       3,675,000
     100,000 Colonial Properties Trust..........................       2,625,000
     400,000 Crescent Real Estate Equities Inc..................      16,450,000
     150,000 Developers Diversified Realty Corp.................       4,818,750
     400,000 Equity Residential Properties Trust................      14,300,000
     478,100 First Industrial Realty Trust......................      12,370,837
     426,300 Gables Residential Trust...........................      10,391,062
     455,000 Highwoods Properties Inc...........................      13,820,625
     200,000 Meditrust..........................................       6,925,000
     412,100 Merry Land & Investment Inc........................       8,808,637
     590,000 Nationwide Health Properties.......................      12,980,000
     250,000 Patriot American Hospitality.......................       8,406,250
     250,000 SouthWest Property Trust Inc.......................       3,468,750
     275,000 Starwood Lodging Trust.............................      11,515,625
     273,400 TriNet Corporate Realty Trust......................       8,680,450
     160,600 Vornado Realty Trust...............................       6,504,300
      75,000 Weeks Corp.........................................       2,137,500
                                                                   -------------
                                                                     159,090,186
                                                                   -------------
             Total Common Stocks (Cost--$1,343,818,613).........   1,418,950,009
                                                                   -------------

     The accompanying note is an integral part of the financial statements.

                      DUFF & PHELPS UTILITIES INCOME INC.
                      STATEMENT OF NET ASSETS--(CONTINUED)
                                  (UNAUDITED)
                               SEPTEMBER 30, 1996

                                                                      MARKET
                                                                      VALUE
 SHARES COMPANY                                                      (NOTE 1)
 ------ -------                                                   --------------
 CONVERTIBLE PREFERRED STOCKS--0.0%
        . NON-UTILITY--0.0%
 47,000 Tanger Factory Outlet Centers Inc. Series A.............       1,034,000
                                                                  --------------
        Total Convertible Preferred Stocks (Cost--$989,350).....       1,034,000
                                                                  --------------

BONDS--29.2%

                                                 RATINGS
                                        --------------------------
                                                          STANDARD     MARKET
                                         DUFF &             AND        VALUE
  PAR VALUE  COMPANY                     PHELPS   MOODY'S  POOR'S     (NOTE 1)
  ---------  -------                    --------- ------- -------- --------------
             . ELECTRIC--17.3%
 $24,920,000 Alabama Power Co.
              9%,due 12/01/24........   AA-        A1       A+         26,912,079
  14,500,000 Commonwealth Edison Co.
              9 3/4%, due 2/15/20....   BBB        Baa2     BBB        15,762,181
   7,500,000 Commonwealth Edison Co.
              9 7/8%, due 6/15/20....   BBB        Baa2     BBB         8,363,250
  10,000,000 Commonwealth Edison Co.
              8 3/8%, due 2/15/23....   BBB        Baa2     BBB         9,904,169
  35,000,000 CTC Mansfield Funding
              Corp.
              10 5/8%, due 9/30/16...   Not Rated  Aaa      AAA        37,777,073
   8,000,000 Duquesne Light Co.
              7.55%, due 6/15/25.....   A-         Baa1     BBB+        7,525,367
   5,000,000 Gulf States Utilities
              8.94%, due 1/01/22.....   Not Rated  Baa3     BBB-        5,033,835
  20,000,000 Illinois Power Co.
              8%, due 2/15/23........   Not Rated  Baa2     BBB        19,824,860
  15,000,000 New York State Electric
              & Gas Corp.
              9 7/8%, due 11/01/20...   Not Rated  Baa1     BBB+       16,186,633
   4,000,000 New York State Electric
              & Gas Corp.
              8 7/8%, due 11/01/21...   Not Rated  Baa1     BBB+        4,147,187

     The accompanying note is an integral part of the financial statements.

                      DUFF & PHELPS UTILITIES INCOME INC.
                      STATEMENT OF NET ASSETS--(CONTINUED)
                                  (UNAUDITED)
                               SEPTEMBER 30, 1996

                                                 RATINGS
                                        --------------------------
                                                          STANDARD     MARKET
                                         DUFF &             AND        VALUE
  PAR VALUE  COMPANY                     PHELPS   MOODY'S  POOR'S     (NOTE 1)
  ---------  -------                    --------- ------- -------- --------------
   6,500,000 Ohio Edison Co.
              8 3/4%, due 2/15/98....   BBB+       Baa2     BBB-        6,632,684
  14,105,000 Pennsylvania Power &
              Light Co.
              9 1/4%, due 10/01/19...   Not Rated  A3       A-         15,349,893
  16,850,000 Pennsylvania Power &
              Light Co.
              9 3/8%, due 7/01/21....   Not Rated  A3       A-         18,482,714
  26,750,000 Philadelphia Electric
              8 3/4%, due 4/01/22....   Not Rated  Baa1     BBB+       27,467,033
  20,950,000 Potomac Electric Power
              Co.
              9%, due 6/01/21........   AA-        A1       A          22,544,420
   8,000,000 Potomac Electric Power
              Co.
              7 3/8%, due 9/15/25....   AA-        A1       A           7,490,703
     979,000 Public Service Electric
              & Gas Co.
              8 3/4%, due 11/01/21...   A          A3       A-          1,048,492
   3,000,000 Rochester Gas & Electric
              Corp.
              9 3/8%, due 4/01/21....   BBB+       Baa1     BBB+        3,276,666
  29,830,000 Texas Utilities Electric
              Co.
              9 3/4%, due 5/01/21....   Not Rated  Baa2     BBB+       32,754,920
  10,000,000 Texas Utilities Electric
              Co.
              8 3/4%, due 11/01/23...   Not Rated  Baa2     BBB+       10,419,469
  12,000,000 UtiliCorp United Inc.
              8%, due 3/01/23........   BBB        Baa3     BBB        11,694,875
   4,000,000 Union Electric Co.
              8 3/4%, due 12/01/21...   AA-        A1       AA-         4,328,220
  29,780,000 Virginia Electric &
              Power Co.
              9 3/8%, due 6/01/98....   A          A2       A          31,135,018
  11,500,000 Virginia Electric &
              Power Co.
              8 1/4%, due 3/01/25....   A          A2       A          11,858,569
                                                                   --------------
                                                                      355,920,310
             . GAS--3.6%
  13,000,000 Enron Corp.
              8 1/2%, due 2/01/00....   BBB+       Baa2     BBB+       13,112,280
   8,875,000 Enron Corp.
              9.65%, due 5/15/01.....   BBB+       Baa2     BBB+        9,809,403

     The accompanying note is an integral part of the financial statements.

                      DUFF & PHELPS UTILITIES INCOME INC.
                      STATEMENT OF NET ASSETS--(CONTINUED)
                                  (UNAUDITED)
                               SEPTEMBER 30, 1996

                                                 RATINGS
                                        --------------------------
                                                          STANDARD     MARKET
                                         DUFF &             AND        VALUE
  PAR VALUE  COMPANY                     PHELPS   MOODY'S  POOR'S     (NOTE 1)
  ---------  -------                    --------- ------- -------- --------------
   6,000,000 Northwest Pipeline Corp.
              10.65%, due 11/15/18...   BBB+       Baa1     BBB         6,415,062
  10,000,000 Phillips Petroleum Co.
              9.18%, due 9/15/21.....   Not Rated  Baa1     BBB        10,830,040
   9,500,000 Transco Energy
              9 1/8%, due 5/01/98....   BBB-       Baa2     BBB-        9,878,460
  14,500,000 Transcontinental Gas
              Pipe Line Corp.
              9 1/8%, due 2/01/17....   BBB        Baa1     BBB        15,273,806
   7,000,000 Williams Co.
              10 1/4%, due 7/15/20...   BBB        Baa2     BBB-        8,842,638
                                                                   --------------
                                                                       74,161,689
             . TELECOMMUNICATION--7.1%
  13,500,000 Bellsouth Capital
              Funding Corp.
              9 1/4%, due 1/15/98....   AA+        Aa1      AAA        14,007,748
  16,500,000 GTE Corp.
              8.85%, due 3/01/98.....   A-         A3       BBB+       17,053,755
  17,428,000 GTE Corp
              9 3/8%, due 12/01/00...   A-         A3       BBB+       18,998,958
   6,000,000 GTE Corp.
              10 1/4%, due 11/01/20..   A-         A3       BBB+        6,828,198
  11,995,000 Mountain States
              Telephone
              9 1/2%, due 5/01/00....   AA         Aa3      A+         13,022,636
  13,750,000 New England Telephone &
              Telegraph
              9%, due 8/01/31........   AA         Aa2      AA-        15,059,261
  10,000,000 New York Telephone Co.
              7 5/8%, due 2/01/23....   A          A2       A           9,675,000
  20,000,000 New York Telephone Co.
              7%, due 8/15/25........   A          A2       A          18,125,000
  20,740,000 New York Telephone Co.
              9 3/8%, due 7/15/31....   A          A2       A          22,827,355
   5,000,000 Pacific Bell
              8 1/2%, due 8/15/31....   AA-        A1       AA-         5,182,384
   5,000,000 US West Communications
              8 7/8%, due 6/01/31....   AA         Aa3      A+          5,267,764
                                                                   --------------
                                                                      146,048,059

     The accompanying note is an integral part of the financial statements.

                      DUFF & PHELPS UTILITIES INCOME INC.
                      STATEMENT OF NET ASSETS--(CONTINUED)
                                  (UNAUDITED)
                               SEPTEMBER 30, 1996

                                               RATINGS
                                       -----------------------
                                                      STANDARD     MARKET
                                       DUFF &           AND         VALUE
 PAR VALUE  COMPANY                    PHELPS MOODY'S  POOR'S     (NOTE 1)
 ---------  -------                    ------ ------- -------- ---------------
            . NON-UTILITY--1.2%
 15,700,000 American General Corp.
             9 5/8%, due 2/01/18....    A+     A1       AA-         16,671,263
  8,000,000 Dayton Hudson Corp.
             9 7/8%, due 7/01/20....    A-     Baa1     BBB+         9,460,120
                                                               ---------------
                                                                    26,131,383
                                                               ---------------
            Total Bonds (Cost--$601,166,682).................      602,261,441
                                                               ---------------
 U.S. TREASURY OBLIGATIONS--1.7%
 29,000,000 U.S. Treasury Bonds
             11 3/4%, due 2/15/01............................       34,781,875
                                                               ---------------
            Total U.S. Treasury Obligations (Cost--
             $35,325,625)....................................       34,781,875
                                                               ---------------
 U.S. GOVERNMENT AGENCY OBLIGATIONS--0.1%
  1,734,616 Federal National Mortgage Association
             8%, due 5/01/05.................................        1,750,337
                                                               ---------------
            Total U.S. Government Agency Obligations (Cost--
             $1,792,617).....................................        1,750,337
                                                               ---------------
 COMMERCIAL PAPER--2.0%
 40,000,000 Prudential Funding Corp.
             5.15%, due 10/01/96.............................       40,000,000
                                                               ---------------
            Total Commercial Paper (Cost--$40,000,000).......       40,000,000
                                                               ---------------
 CASH AND OTHER ASSETS LESS LIABILITIES--(1.7%)..............  (    35,474,461)
                                                               ---------------
 NET ASSETS
  (equivalent to $7.86 per share of common stock based on
  198,930,545 shares of common stock outstanding, authorized
  250,000,000 shares, $.001 par value per share and 5,000
  shares remarketed preferred stock outstanding, authorized
  100,000,000 shares, liquidation preference $100,000 per
  share, $.001 par value per share)..........................   $2,063,303,193
                                                               ===============

The percentage shown for each investment category is the total value of that category as a percentage of the total net assets of the Fund.

     The accompanying note is an integral part of the financial statements.

                      DUFF & PHELPS UTILITIES INCOME INC.
                      STATEMENT OF NET ASSETS--(CONTINUED)
                                  (UNAUDITED)
                               SEPTEMBER 30, 1996


(1) The market values for securities are determined as follows: Securities traded on a national securities exchange or traded over-the-counter and quoted on the NASDAQ System are valued at last sales prices. Securities so traded for which there were no sales and other securities are valued at the mean of the most recent bid-asked quotations. Bonds not traded on a securities exchange nor quoted on the NASDAQ System are valued at fair value using a procedure determined in good faith by the Board of Directors which includes the use of a pricing service. Each money market instrument having a maturity of 60 days or less is valued on an amortized cost basis. Other assets and securities are valued at a fair value, as determined in good faith by the Board of Directors.

BOARD OF DIRECTORS

WALLACE B. BEHNKE

HARRY J. BRUCE

FRANKLIN A. COLE

GORDON B. DAVIDSON

ROBERT J. DAY

CLAIRE V. HANSEN, CFA

FRANCIS E. JEFFRIES, CFA

NANCY LAMPTON

BERYL W. SPRINKEL

OFFICERS

CLAIRE V. HANSEN, CFA
Chairman

CALVIN J. PEDERSEN, CFA
President and Chief Executive  Officer

RICHARD J. SPLETZER, CFA, CIC
Senior Vice President and  Chief Investment Officer

T. BROOKS BEITTEL
Senior Vice President, Secretary and Treasurer

JOSEPH C. CURRY, JR.
Vice President

DIANNA P. WENGLER
Assistant Secretary

DUFF & PHELPS
UTILITIES INCOME INC.

Common stock listed on the New York Stock Exchange under the symbol DNP

55 East Monroe Street
Chicago, Illinois 60603
(800) 680-4367
(312) 368-5510

Investment Adviser

Duff & Phelps
Investment Management Co.
55 East Monroe Street
Chicago, Illinois 60603

Administrator

J.J.B. Hilliard, W.L. Lyons, Inc.
Hilliard Lyons Center
Louisville, Kentucky 40202
(502) 588-8400

Transfer Agent
Dividend Disbursing
Agent and Custodian

The Bank of New York
Shareholder Relations
Church Street Station
P.O. Box 11258
New York, New York 10286-1258
1-800-432-8224

Legal Counsel

Mayer, Brown & Platt
190 South LaSalle Street
Chicago, Illinois 60603

Independent Public Accountants

Arthur Andersen LLP
33 West Monroe Street
Chicago, Illinois 60603

                                                                   Duff & Phelps
                                                           Utilities Income Inc.




                                                              THIRD QUARTER
                                                              REPORT

                                                              SEPTEMBER 30,
                                                              1996
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